Nature of Business and Summary of Significant Accounting Policies, Restricted Cash (Q1) (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash [Abstract]
Restricted cash		$ 0.2	$ 0.0
Business Credit Card [Member] | Maximum [Member]
Restricted Cash [Abstract]
Restricted cash	$ 0.1	$ 0.2